Post-Employment Benefits - Summary of Defined Benefit Plan Expense (Detail) - CAD ($) $ in Millions	3 Months Ended			6 Months Ended
	Apr. 30, 2023	Jan. 31, 2023	Apr. 30, 2022	Apr. 30, 2023	Apr. 30, 2022
Pension plan [member]
Disclosure of defined benefit plans [line items]
Current service cost	$ 53	$ 53	$ 66	$ 106	$ 132
Net interest (income) expense	(20)	(21)	(15)	(41)	(29)
Plan administration costs	2	2	2	4	4
Net defined benefit plan expense (income) recognized in net income	35	34	53	69	107
Other Post Employment Benefit Plans [member]
Disclosure of defined benefit plans [line items]
Current service cost	1	1	2	2	4
Past service cost					(8)
Net interest (income) expense	6	6	4	12	9
Net defined benefit plan expense (income) recognized in net income	$ 7	$ 7	$ 6	$ 14	$ 5